Financial Assets at Fair Value Through Profit or Loss (Details) - Schedule of Financial Assets - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Total financial assets	€ 426,320
US listed equity securities [Member]
Current Assets
Total financial assets	106,299
Treasury bond [Member]
Current Assets
Total financial assets	€ 320,021